UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Cedar Creek Management, LLC
Address:  	47 Maple Street
                The Atrium - Suite 303
                Summit, NJ 07901

Form 13F File Number:   028-12702
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terrence G. O'Connor
Title:    Managing Member
Phone:    (908) 608-0828

Signature, Place, and Date of Signing:

 /S/ Terrence G. O'Connor                   Summit, NJ               08/13/08
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:            21
                                          -----------------
Form 13F Information Table Value Total:   $     96,730
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 06/30/08

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106     1320   200000 SH       SOLE                   200000        0        0
ACXIOM CORP                    COM              005125109     3020   262862 SH       SOLE                   262862        0        0
AMBASSADORS GROUP INC          COM              023177108     2596   174000 SH       SOLE                   174000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     6285   150000 SH       SOLE                   150000        0        0
BIDZ COM INC                   COM              08883T200     2352   270000 SH       SOLE                   270000        0        0
COMCAST CORP NEW CL A          COM              20030N101     6216   327684 SH       SOLE                   327684        0        0
DST SYS INC DEL                COM              233326107     5268    95700 SH       SOLE                    95700        0        0
ENSTAR GROUP LIMITED SHS       COM              G3075P101     3344    38212 SH       SOLE                    38212        0        0
FASTENAL CO                    COM              311900104     3884    90000 SH       SOLE                    90000        0        0
GENERAL ELECTRIC CO            COM              369604103     7592   284467 SH       SOLE                   284467        0        0
HOME DEPOT INC                 COM              437076102     6352   271220 SH       SOLE                   271220        0        0
JOHNSON & JOHNSON              COM              478160104     9651   150000 SH       SOLE                   150000        0        0
K-SWISS INC CL A               COM              482686102     2385   162265 SH       SOLE                   162265        0        0
KAPSTONE PAPER & PACKAGING C   COM              48562P103     1687   252901 SH       SOLE                   252901        0        0
LAMAR ADVERTISING CO CL A      COM              512815101     5405   150000 SH       SOLE                   150000        0        0
MARTIN MARIETTA MATLS INC      COM              573284106     4662    45000 SH       SOLE                    45000        0        0
REIS INC                       COM              75936P105      422    76867 SH       SOLE                    76867        0        0
STURM RUGER & CO INC           COM              864159108     4254   602500 SH       SOLE                   602500        0        0
TIME WARNER INC                COM              887317105     1850   125000 SH       SOLE                   125000        0        0
UNIFIRST CORP MASS             COM              904708104     3573    80000 SH       SOLE                    80000        0        0
WAL MART STORES INC            COM              931142103    14612   260000 SH       SOLE                   260000        0        0

